ING INVESTORS TRUST

ING Morgan Stanley Global Franchise Portfolio

ING Pioneer Mid Cap Value Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated February 6, 2013

to the Portfolios’ current prospectuses (“Prospectuses”)

dated April 30, 2012

ING Morgan Stanley Global Franchise Portfolio

Effective January 24, 2013, Marcus Watson was added as a portfolio manager of the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

William D. Lock	Vladimir Demine
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)
Peter J. Wright	John S. Goodacre
Portfolio Manager (since 06/09)	Portfolio Manager (since 06/09)
Christian Derold	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)
Marcus Watson
Portfolio Manager (since 01/13)

2.	The sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – ING Morgan Stanley Global Franchise Portfolio” is hereby amended to include the following:

Marcus Watson, Portfolio Manager, is a member of the London-based International Equity Team. He joined Morgan Stanley in 2008.

ING Pioneer Mid Cap Value Portfolio:

Effective January 22, 2013, Edward T. Shadek, Jr. replaced J. Rodman Wright as a portfolio manager of the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

3.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Timothy Horan	Edward T. Shadek, Jr.
Portfolio Manager (since 05/06)	Portfolio Manager (since 01/13)

4.

The second sentence of the fifth paragraph of the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers - ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio” is hereby deleted in its entirety and replaced with the following:

Mr. Shadek and Mr. Horan are supported by the domestic equity team.

5.

The seventh paragraph of the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers - ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio” is hereby deleted in its entirety and replaced with the following:

Edward T. Shadek, Jr., Portfolio Manager, is a Senior Vice President of Pioneer. He joined Pioneer in 2012. Prior to joining Pioneer, Mr. Shadek was co-founder and portfolio manager at Shaylor Capital and was senior managing director and deputy head of investments at Putnam Investments from 1997 to 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Morgan Stanley Global Franchise Portfolio

ING Pioneer Mid Cap Value Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated February 6, 2013

to the Portfolios’ current Statement of Additional Information (“SAI”)

dated April 30, 2012

ING Morgan Stanley Global Franchise Portfolio:

Effective January 24, 2013, Marcus Watson was added as a portfolio manager of the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Managed Accounts” and “Portfolio Managers Ownership of Securities” under the section entitled “Portfolio Managers – ING Morgan Stanley Global Franchise Portfolio” in the Portfolio’s SAI are hereby revised to include the following:

Other Managed Accounts

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Marcus Watson(1)	3	$5,500,000,000	0	$0	0	$0

                   (1)         As of January 24, 2013.

      Portfolio Managers Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Marcus Watson(1)	None

                   (1)         As of January 24, 2013.

ING Pioneer Mid Cap Value Portfolio:

Effective January 22, 2013, Edward T. Shadek, Jr. replaced J. Rodman Wright as a portfolio manager of the Portfolio. The Portfolio’s SAI are hereby revised as follows:

2.	The tables in the sub-sections entitled “Other Managed Accounts” and “Portfolio Managers Ownership of Securities” under the section entitled “Portfolio Managers – ING Pioneer Mid Cap Value Portfolio” in the Portfolio’s SAI are hereby revised to delete all references to J. Rodman Wright and to include the following:

      Other Managed Accounts

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Edward T. Shadek, Jr.(1)	5(2)	$4,729,241,000	1	$438,446,000	0	$0

                   (1)         As of December 31, 2012.

                   (2)         Two of these accounts with total assets of $2,360,496,000 has a performance-based advisory fee.

Portfolio Managers Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Edward T. Shadek, Jr.(1)	None

(1)	As of December 31, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE